Federated Investors
World-Class Investment Manager

Tax-Free Instruments Trust

Established 1981

A Portfolio of Money Market Obligations Trust

20TH SEMI-ANNUAL REPORT

September 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

September 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.0%
		Alabama--0.8%
$3,000,000		Birmingham, AL, Medical Clinic Board Weekly VRDNs (University of Alabama Health System)/(J.P. Morgan Chase Bank LOC)	$3,000,000
6,000,000		Homewood, AL, IDA Weekly VRDNs (Mountain Brook Inn (Homewood Alabama)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,000,000
6,620,000		Jefferson County, AL, Sewer Revenue Bonds, Floater Certificates (Series 2000-352) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	6,620,000
4,295,000		Stevenson, AL, IDB, (Series 1996-A) Weekly VRDNs (Unitog Co.)/ (UMB Bank, N.A. LOC)	4,295,000

		TOTAL	19,915,000

		Alaska--1.2%
3,880,000		Alaska State Housing Finance Corp., (PT-37) Daily VRDNs (Merrill Lynch & Co., Inc. LIQ)	3,880,000
12,000,000		Valdez, AK, Marine Terminal, (Series 1994A), 2.90% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	12,000,000
5,000,000		Valdez, AK, Marine Terminal, (Series 1994B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	5,005,424
7,000,000		Valdez, AK, Marine Terminal, (Series 1994C), 2.90% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	7,000,000

		TOTAL	27,885,424

		Arizona--1.9%
4,615,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians)/(Bank One N.A. (Chicago) LOC)	4,615,000
2,000,000		Coconino County, AZ, Pollution Control Corp., (Series 1998) Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC)	2,000,000
2,500,000		Glendale, AZ, IDA, Variable Rate Senior Living Facilities Revenue Bonds Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,500,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments)/(FNMA INS)	1,000,000
5,985,000		Maricopa County, AZ, IDA, (Series 1984) Weekly VRDNs (Gannett Co., Inc.)	5,985,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Arizona--continued
$11,325,000		Phoenix, AZ, IDA, PT-479, Weekly VRDNs (Sunset Ranch Apartments)/ (FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ)	$11,325,000
575,000		Pima County, AZ, IDA Weekly VRDNs (A & P Investments)/(Bank One N.A. (Chicago) LOC)	575,000
4,726,104		Pima County, AZ, IDA Weekly VRDNs (BJR Investments, Inc.)/(Bank One N.A. (Chicago) LOC)	4,726,104
7,750,000		Pima County, AZ, IDA, (Series 2000A) Weekly VRDNs (Broadway Proper Congregate)/(State Street Corp. LOC)	7,750,000
5,000,000	[1]	Tempe, AZ, IDA, PT-466, 1.95% TOBs (Elliot's Crossing Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	5,000,000

		TOTAL	45,476,104

		Arkansas--0.2%
1,000,000		Arkansas Development Finance Authority, (Series 2001) Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank of NC, N.A. LOC)	1,000,000
4,100,000		Pine Bluff, AR, IDRB (Series 1997) Weekly VRDNs (Camden Wire Co., Inc.)/(J.P. Morgan Chase Bank LOC)	4,100,000

		TOTAL	5,100,000

		California--5.9%
3,000,000		Bay Area Toll Authority, CA, (San Francisco Bay Area Toll Bridge Revenue Bonds), (Series 2001A) Weekly VRDNs (AMBAC INS)/(Bayerische Landesbank Girozentrale and State Street Corp. LIQs)	3,000,000
8,900,000		Butte County, CA Office of Education, 2.50% TRANs, 10/18/2002	8,901,011
6,000,000		California Health Facilities Financing Authority, (Series 1998) Weekly VRDNs (Southern California Presbyterian Homes)/(MBIA INS)/(Bank of America N.A. LIQ)	6,000,000
11,000,000		California State, 11.00% Bonds, 10/1/2002	11,000,000
50,000,000		California State, Revenue Anticipation Warrants (Series 2002B), 3.00% RANs, 11/27/2002	50,094,452
6,000,000		California Statewide Communities Development Authority, (Series 2001B), 1.70% TOBs (Kaiser Permanente), Mandatory Tender 7/1/2003	6,000,000
9,000,000		California Statewide Communities Development Authority, (Series 2002B), 2.25% TOBs (Kaiser Permanente), Mandatory Tender 1/31/2003	9,000,000
23,355,000		Los Angeles County, CA, Metropolitan Transportation Authority, Municipal Securities Trust Receipts (Series 1998-CMC2) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	23,355,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		California--continued
$17,300,000		Monterey Peninsula, CA, Water Management District, Wastewater Reclamation, (Series 1992), Weekly VRDNs (Bank of America N.A. LOC)	$17,300,000
7,108,834	[1]	PBCC LeaseTOPS Trust (California Non-AMT) (Series 1998-1), 2.40% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/9/2002	7,108,834

		TOTAL	141,759,297

		Colorado--3.1%
2,665,000		Colorado Health Facilities Authority, (Series 1998B) Weekly VRDNs (Developmental Pathways, Inc.)/(Bank One, Colorado LOC)	2,665,000
2,630,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(Bank One, Colorado LOC)	2,630,000
160,000		Colorado Health Facilities Authority, (Series 1998E) Weekly VRDNs (Arkansas Valley)/(Bank One, Colorado LOC)	160,000
1,635,000		Colorado Health Facilities Authority, (Series 1998 F) Weekly VRDNs (Developmental Disabilities Center)/(Bank One, Colorado LOC)	1,635,000
2,630,000		Colorado Health Facilities Authority, (Series 1998G-1) Weekly VRDNs (Goodwill Industries of Denver)/(Bank One, Colorado LOC)	2,630,000
690,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank N.A., Cincinnati LOC)	690,000
25,000,000		Colorado HFA, (Series 2002 AA) Weekly VRDNs (MBIA INS)/(Westdeutsche Landesbank LIQ)	25,000,000
7,000,000		Colorado Health Facilities Authority, (Series 2002) Weekly VRDNs (Sisters of Charity of Leavenworth Health System)/(J.P. Morgan Chase Bank LOC)	7,000,000
1,600,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC)	1,600,000
1,800,000		Colorado Springs, CO Utility System, IDRBs (Series 1996) Weekly VRDNs (Micro Metals, Inc.)/(U.S. Bank NA, Cincinnati LOC)	1,800,000
8,445,000		Denver (City & County), CO, SFM, Roaring Fork (Series 1999-4) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	8,445,000
4,240,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,240,000
8,705,000		Moffat County, CO, PCR (Series 1984) Weekly VRDNs (Tri-State Generation and Transmission Association)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	8,705,000
7,000,000		Traer Creek Metropolitan District, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC)	7,000,000

		TOTAL	74,200,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Connecticut--2.0%
$8,110,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank LOC)	$8,110,000
1,500,000		Connecticut State Airport, Trust Receipts (Series 1999 FR/RI-A12) Weekly VRDNs (Bradley International Airport)/(FGIC INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	1,500,000
13,000,000		Connecticut State HEFA, (Series 2000B) Weekly VRDNs (Hartford Hospital)/(Fleet National Bank LOC)	13,000,000
8,000,000		Connecticut State HFA, Variable Rate Certificates (Series 1998S), 1.55% TOBs (Bank of America N.A. LIQ), Optional Tender 8/28/2003	8,000,000
2,000,000		Connecticut State Transportation Infrastructure Authority, (Series 2000-1) Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ)	2,000,000
3,500,000		Connecticut State, (Series 2001 - JPMC4) Daily VRDNs (J.P. Morgan Chase & Co. LIQ)	3,500,000
13,400,000		Hartford, CT Redevelopment Authority (Series 1990) Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ)	13,400,000

		TOTAL	49,510,000

		District of Columbia--3.0%
10,610,000		District of Columbia HFA, Roaring Fork (Series 1999-2) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	10,610,000
8,330,000		District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), Weekly VRDNs (FSA INS)/(Wachovia Bank of NC, N.A. LIQ)	8,330,000
18,330,000	[1]	District of Columbia, (PT-372A), 1.95% TOBs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	18,330,000
11,260,000	[1]	District of Columbia, (PT-372B), 1.95% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	11,260,000
17,500,000		District of Columbia, (Series 1985) Weekly VRDNs (American University)/(AMBAC INS)/(Westdeutsche Landesbank Girozentrale LIQ)	17,500,000
6,650,000		District of Columbia, (Series 1997) Weekly VRDNs (Children's Defense Fund)/(Allfirst Bank LOC)	6,650,000

		TOTAL	72,680,000

		Florida--1.1%
2,000,000		Brevard County, FL, HFA Weekly VRDNs (Wuesthoff Memorial Hospital)/(Wachovia Bank of NC, N.A. LOC)	2,000,000
5,560,000		Florida Housing Finance Corp., PT-1345 Weekly VRDNs (Lake Forest Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,560,000
3,800,000		Jacksonville, FL, IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(Heinz (H.J.) Co. GTD)	3,800,000
15,000,000		St. Lucie County, FL, PCR, (Series 2000) Daily VRDNs (Florida Power & Light Co.)	15,000,000

		TOTAL	26,360,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Georgia--2.0%
$5,000,000		Atlanta, GA, Airport Revenue, (PA-916R), 2.30% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/10/2002	$5,000,000
3,930,000		Burke County, GA, Development Authority, Pollution Control Revenue Bonds (Series 1993A) Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Canadian Imperial Bank of Commerce LIQ)	3,930,000
4,000,000		Burke County, GA, Development Authority, Pollution Control Revenue Bonds (Series 1995) Daily VRDNs (Georgia Power Co.)	4,000,000
8,330,000		Clayton County, GA, Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA INS)	8,330,000
7,000,000		Cobb County, GA, IDA, (Series 1997) Weekly VRDNs (Wyndham Gardens)/(Bankers Trust Co., New York LOC)	7,000,000
6,000,000		Gainesville, GA, Redevelopment Authority, (Series 2000) Weekly VRDNs (Riverside Military Academy, Inc.)/(SunTrust Bank LOC)	6,000,000
4,850,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank and Wachovia Bank of NC, N.A. LOCs)	4,850,000
4,000,000		Georgia State Municipal Gas Authority, (Natural Gas Portfolio Project) (Series 1997C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank of NC, N.A. LOCs)	4,000,000
5,000,000		Georgia State, PUTTERs (Series 1999-128) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	5,000,000

		TOTAL	48,110,000

		Hawaii--1.6%
15,195,000		Clipper Tax-Exempt Certificates Trust (Hawaii AMT), (Series 1998-7) Weekly VRDNs (Hawaii Finance and Development Corp.)/(FNMA COL)/(State Street Corp. LIQ)	15,195,000
6,650,000		Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA COL)/(Wachovia Bank of NC, N.A. LIQ)	6,650,000
16,600,000		Honolulu, HI City & County, (Series 2001C), 2.85% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Optional Tender 12/4/2002	16,622,795

		TOTAL	38,467,795

		Illinois--6.4%
750,000		Champaign, IL, IDRB Weekly VRDNs (Christie Clinic)/(National City Bank, Indiana LOC)	750,000
4,995,000		Chicago, IL, O'Hare International Airport, MERLOTS (Series 2002 A25) Weekly VRDNs (MBIA INS)/(Wachovia Bank of NC, N.A. LIQ)	4,995,000
16,125,000		Chicago, IL, Park District, Floater Certificates (Series 2001-564) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	16,125,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Illinois--continued
$10,000,000		Chicago, IL, Variable Rate Certificates (Series 1998M) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	$10,000,000
50,000,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	50,000,000
9,500,000		Illinois Health Facilities Authority, (Series 2001) Weekly VRDNs (Little Company of Mary Hospital and Health Care Centers)/(U.S. Bank N.A., Cincinnati LOC)	9,500,000
4,700,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (Bank One, Michigan LOC)	4,700,000
5,555,000		Illinois State, (Series 2001-636) Weekly VRDNs (FSA INS)/ (Morgan Stanley LIQ)	5,555,000
22,495,000		Illinois State, Municipal Securities, Trust Certificates Class A (Series 2002-189) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ)	22,495,000
1,250,000		Mendota, IL, IDRB (Series 1995) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,250,000
1,300,000		Naperville, IL, Economic Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Independence Village Associates, Ltd. Project)/(U.S. Bank N.A., Cincinnati LOC)	1,300,000
8,895,000		Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(Wachovia Bank of NC, N.A. LIQ)	8,895,000
10,000,000		Regional Transportation Authority, IL, MERLOTS (Series 2002-A24) Weekly VRDNs (MBIA INS)/(Wachovia Bank of NC, N.A. LIQ)	10,000,000
8,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse First Boston LOC)	8,000,000

		TOTAL	153,565,000

		Indiana--2.6%
4,615,000		Benton, IN Community School Corp., 3.25% TANs, 12/31/2002	4,624,547
8,850,000		Bluffton, IN, EDRB, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank N.A., Cincinnati LOC)	8,850,000
9,500,000		Crawfordsville, IN, EDRB, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank N.A., Cincinatti LOC)	9,500,000
4,500,000		Elkhart, IN, Community Schools, (Series 2002-A), 2.50% TANs, 12/31/2002	4,507,163
2,175,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,175,000
4,015,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	4,015,000
2,010,000		Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank of NC, N.A. LIQ)	2,010,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Indiana--continued
$4,295,000		Jasper County, IN, EDRB, (Series 1998A) Weekly VRDNs (Oak Grove Christian Retirement Village, Inc.)/(National City Bank, Michigan/Illinois LOC)	$4,295,000
9,900,000		Lafayette, IN, School Corp., 2.25% TANs, 12/31/2002	9,905,559
7,000,000		Richmond, IN, EDA Weekly VRDNs (Gannett Co., Inc.)	7,000,000
5,600,000		Winona Lake, IN, (Series 1999) Weekly VRDNs (Grace College)/ (Key Bank, N.A. LOC)	5,600,000

		TOTAL	62,482,269

		Iowa--0.5%
2,100,000		Des Moines, IA, IDRB (Series 1994) Weekly VRDNs (Printer, Inc.)/(Federal Home Loan Bank of Des Moines LOC)	2,100,000
7,965,000		Iowa Falls, IA, (Series 1998) Weekly VRDNs (Heartland Pork Enterprises, Inc.)/(Bank of Nova Scotia, Toronto LOC)	7,965,000
2,200,000		Iowa Finance Authority, (Series 1996) Weekly VRDNs (Wittern Realty, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,200,000

		TOTAL	12,265,000

		Kansas--0.3%
6,555,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	6,555,000

		Kentucky--1.5%
4,740,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris Trust & Savings Bank, Chicago LOC)	4,740,000
25,910,000		Kentucky Turnpike Authority, Floater Certificates (Series 2001-567) Weekly VRDNs (FSA INS)/(Morgan Stanley, LIQ)	25,910,000
1,800,000		Owensboro, KY, LO Revenue Bonds, 2.00% TOBs (Dart Polymers)/(Bank One, Michigan LOC), Optional Tender 12/1/2002	1,800,000
2,825,000		Wilmore, KY, (Series 1999) Weekly VRDNs (United Methodist Retirement Community, Inc.)/(Allied Irish Banks PLC LOC)	2,825,000

		TOTAL	35,275,000

		Louisiana--1.1%
6,000,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) (Series 2002 17-CTF 144A), 1.65% TOBs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/21/2003	6,000,000
3,000,000		Lake Charles, LA, Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City Bank, Pennsylvania LOC)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Louisiana--continued
$12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC)	$12,000,000
4,950,000		Louisiana State University and Agricultural and Mechanical College, (Series 2000) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,950,000

		TOTAL	25,950,000

		Maryland--0.8%
3,700,000		Anne Arundel County, MD, EDRB, (Series 1985 A) Weekly VRDNs (West Capital Associates LP)/(SunTrust Bank LOC)	3,700,000
6,400,000		Harford County, MD, (Series 1989) Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst Bank LOC)	6,400,000
5,010,000		Maryland Health & Higher Educational Facilities Authority (Series 1995) Weekly VRDNs (Capitol College)/(Allfirst Bank LOC)	5,010,000
4,495,000		Maryland Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	4,495,000

		TOTAL	19,605,000

		Massachusetts--4.6%
17,791,000	[1]	Clipper Tax-Exempt Certificates Trust, (Massachusetts Non-AMT) (Series 2000-2), 1.60% TOBs (Massachusetts Turnpike Authority)/ (MBIA INS)/(State Street Corp., LIQ), Optional Tender 11/21/2002	17,791,000
17,200,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	17,200,000
3,900,000		Commonwealth of Massachusetts, (Series 2001 C) Weekly VRDNs (State Street Corp. LIQ)	3,900,000
12,000,000		Commonwealth of Massachusetts, PUTTERs (Series 2002-292) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	12,000,000
6,500,000		Massachusetts Development Finance Agency, (Series 2002) Weekly VRDNs (Justice Resource Institute)/(Fleet National Bank LOC)	6,500,000
20,000,000		Massachusetts Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC)	20,000,000
3,000,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Endicott College)/(Fleet National Bank LOC)	3,000,000
17,415,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Fleet National Bank LIQ)	17,415,000
5,280,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Fleet National Bank LOC)	5,280,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Massachusetts--continued
$1,000,000		Massachusetts IFA, (Series 1995B) Weekly VRDNs (Williston North Hampton School)/(Fleet National Bank LOC)	$1,000,000
7,500,000		Springfield, MA, 2.30% BANs (Fleet National Bank LOC), 11/13/2002	7,503,896

		TOTAL	111,589,896

		Minnesota--0.4%
8,500,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8), 2.05% TOBs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/7/2003	8,500,000
1,265,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,265,000
570,000		New Hope, MN, (Series 1994) Weekly VRDNs (National Beauty)/(Wells Fargo Bank Minnesota, N.A. LOC)	570,000

		TOTAL	10,335,000

		Missouri--0.4%
5,000,000		Branson Creek, MO, Community Improvement District, Special Assessment Bonds (Series 2002) Weekly VRDNs (Union Planters Bank, N.A., Memphis, TN LOC)	5,000,000
2,700,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,700,000
2,855,000		Missouri State HEFA, Health Facilities Revenue Bonds (Series 1996A) Weekly VRDNs (Deaconess Long Term Care of Missouri)/(Bank One N.A. Chicago LOC)	2,855,000

		TOTAL	10,555,000

		Montana--0.0%
350,000		Great Falls, MT, (Series 1993) Weekly VRDNs (Liberty Development Partners)/(Wells Fargo Bank Minnesota, N.A. LOC)	350,000

		Multi State--14.1%
17,545,815		ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	17,545,815
9,705,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (Bank One, Indiana N.A. LOC)	9,705,000
119,000,000		Charter Mac Floater Certificates Trust I, National-1 (Series 2000) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and Toronto Dominion Bank LIQs)	119,000,000
64,560,150		Clipper Tax-Exempt Certificates Trust (AMT MultiState), (Series 1999-3) Weekly VRDNs (State Street Corp. LIQ)	64,560,150
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Multi State--continued
$42,210,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate), (Series 2002-9) Weekly VRDNs (State Street Corp. LIQ)	$42,210,000
32,469,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate), (Series 1998-2) Weekly VRDNs (State Street Corp. LIQ)	32,469,000
10,231,233		Koch Floating Rate Trust (Non-AMT MultiState), (Series 2000-1) Weekly VRDNs (AMBAC INS)/(State Street Corp. LIQ)	10,231,233
11,701,103		Koch Floating Rate Trust (Non-AMT Multistate), (Series 2001-1) Weekly VRDNs (AMBAC INS)/(State Street Corp. LIQ)	11,701,103
10,505,242	[1]	PBCC LeaseTOPS Trust (Non-AMT MultiState), (Series 1999-2), 2.50% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/2/2002	10,505,242
21,000,000		TICs/TOCs MuniMae Trust (Non AMT) (Series 2002-1M) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LIQs)	21,000,000

		TOTAL	338,927,543

		Nebraska--0.4%
1,120,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,120,000
870,000		Douglas County, NE, Industrial Development Refunding Revenue Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/(Bank One, Michigan LOC)	870,000
1,854,000		Nebraska Investment Finance Authority, (Series 2001F) Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	1,854,000
6,785,000		Nebraska Investment Finance Authority, MERLOTS (Series 1999A) Weekly VRDNs (GNMA COL)/(Wachovia Bank of NC, N.A. LIQ)	6,785,000

		TOTAL	10,629,000

		New Hampshire--0.2%
3,745,000		New Hampshire State HFA, MERLOTS (Series 2002-A4) Weekly VRDNs (Wachovia Bank of NC, N.A. LIQ)	3,745,000

		New Jersey--6.3%
5,452,281		Aberdeen Township, NJ, 2.00% BANs, 8/15/2003	5,475,669
3,250,000		Atlantic Highlands, NJ, 2.50% BANs, 10/11/2002	3,250,347
2,000,000		Clark Township, NJ, 2.70% BANs, 1/3/2003	2,005,307
6,900,000		Delaware River Port Authority, MERLOTS (Series 2000 B4) Weekly VRDNs (FGIC INS)/(Wachovia Bank of NC, N.A. LIQ)	6,900,000
5,500,000		Delaware River Port Authority, PUTTERs (Series 1999-144) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New Jersey--continued
$2,000,000		Essex County, NJ, Improvement Authority, County Asset Sale Project (Series 1995) Weekly VRDNs (Essex County, NJ)/(AMBAC INS)/ (J.P. Morgan Chase Bank LIQ)	$2,000,000
5,000,000		Haddonfield, NJ, School District Board of Education, 2.75% BANs, 2/7/2003	5,010,838
7,080,000		Haddonfield, NJ, 2.625% BANs, 5/29/2003	7,108,491
6,762,000		Long Branch, NJ, 2.25% BANs, 10/3/2003	6,805,209
2,065,000		New Jersey EDA, EDRB, (Series 1992L) Weekly VRDNs (Kent Place School)/(BNP Paribas SA LOC)	2,065,000
4,400,000		New Jersey EDA, EDRB, (Series 2001) Weekly VRDNs (Diocese of Metuchen)/(Fleet National Bank LOC)	4,400,000
5,000,000		New Jersey EDA, (Series 2001C) Weekly VRDNs (Presbyterian Home at Montgomery)/(BNP Paribas SA LOC)	5,000,000
11,780,000		New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 241) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	11,780,000
2,800,000		New Jersey State Transportation Trust Fund Authority, Trust Receipts (Series 1996 FR-1) Weekly VRDNs (MBIA. INS)/(Bank of New York LIQ)	2,800,000
22,000,000		New Jersey State, 3.00% TRANs, 6/12/2003	22,230,764
10,000,000	[1]	New Jersey Turnpike Authority, PA-824R, 1.60% TOBs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/4/2003	10,000,000
3,650,000		Newark, NJ, 2.50% BANs, 8/1/2003	3,672,483
6,650,000		Newark, NJ, 3.40% BANs, 10/1/2002	6,650,000
8,864,522		Newton, NJ, School District Board of Education, 2.60% BANs, 10/11/2002	8,867,009
11,000,000		Passaic County, NJ, 2.25% BANs, 9/16/2003	11,077,844
3,585,000		Somers Point, NJ, 2.00% BANs, 8/28/2003	3,600,995
14,850,000		Upper Freehold, NJ Regional School District Board of Education, 2.60% BANs, 10/15/2002	14,855,780

		TOTAL	151,055,736

		New Mexico--0.7%
2,000,000		Albuquerque, NM, IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,000,000
3,300,000		Albuquerque, NM, Refunding Revenue Bonds (Series 1992) Weekly VRDNs (Charter Hospital of Albuquerque, Inc.)/(J.P. Morgan Chase Bank LOC)	3,300,000
1,500,000		Las Cruces, NM, IDRB (Series 1994A) Weekly VRDNs (F & A Dairy Products, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,500,000
10,625,000		New Mexico Mortgage Finance Authority, Roaring Fork (Series 2000-1) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	10,625,000

		TOTAL	17,425,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New York--7.8%
$9,000,000		Albany, NY, 2.50% BANs, 8/1/2003	$9,066,371
10,000,000		Chenango Valley, NY, Central School District, 2.375% BANs, 6/27/2003	10,048,849
14,000,000		Dansville, NY, Central School District, 2.00% BANs, 6/27/2003	14,051,064
14,250,000		Edgemont, NY, Union Free School District, 2.25% BANs, 8/22/2003	14,346,178
3,500,000		Hampton Bays, NY, Union Free School District, 2.25% TANs, 6/26/2003	3,516,359
18,755,000		Hannibal, NY, Central School District, 2.375% BANs, 7/11/2003	18,851,410
12,330,000		Highland Falls--Fort Montgomery, NY, Central School District, 2.40% BANs, 7/9/2003	12,395,308
11,925,000	[1]	Long Island Power Authority, (Series 2001 PA-807R), 1.60% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/4/2003	11,925,000
14,500,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Series 2002B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	14,500,000
9,500,000		Mineola, NY, Union Free School District, 2.50% TANs, 6/26/2003	9,554,775
30,000		New York City Trust For Cultural Resources, (Series 2000) Weekly VRDNs (Manhattan School of Music)/(Radian INS)/(Wachovia Bank of NC, N.A. LIQ)	30,000
9,000,000		New York City, NY, (Series 1997 PA-156) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	9,000,000
30,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N16), 1.40% TOBs (Bank of New York LIQ), Optional Tender 11/6/2002	30,000,000
25,000,000		Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N15) Weekly VRDNs (Bank of New York LIQ)	25,000,000
5,000,000		Washington County, NY, 2.00% BANs, 8/22/2003	5,021,920

		TOTAL	187,307,234

		North Carolina--3.3%
1,000,000		McDowell County, NC, Industrial Facilities and PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,000,000
2,500,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC)	2,500,000
2,000,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC)	2,000,000
9,220,000		North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2002-A22) Weekly VRDNs (Wachovia Bank of NC, N.A. LIQ)/(United States Treasury PRF)	9,220,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		North Carolina--continued
$15,000,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	$15,000,000
5,000,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	5,000,000
3,000,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial Hospital)	3,000,000
29,500,000		North Carolina Medical Care Commission, (Series 2001B) Weekly VRDNs (Moses H. Cone Memorial Hospital)	29,500,000
5,800,000		North Carolina Medical Care Commission, (Series 1993) Weekly VRDNs (Moses H. Cone Memorial Hospital)/(Wachovia Bank of NC, N.A. LIQ)	5,800,000
5,995,000	[1]	North Carolina State, (PT-413), 1.90% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	5,995,000

		TOTAL	79,015,000

		North Dakota--0.0%
380,000		Fargo, ND, IDRB (Series 1994) Weekly VRDNs (Pan-O-Gold Baking Co. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	380,000

		Ohio--7.1%
9,630,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) (Series 2002-6), 2.10% TOBs (Monroe, OH, Local School District)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 4/2/2003	9,630,000
1,695,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2 Certificates of Ownership) Weekly VRDNs (Bank One, Kentucky LOC)	1,695,000
2,275,000		Belmont County, OH, 2.22% BANs, 11/19/2002	2,275,808
5,860,000		Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)	5,860,000
8,000,000		Cleveland, OH, Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ)	8,000,000
29,646,929		Clipper Tax-Exempt Certificates Trust (Ohio Non- AMT), (Series 1999-4) Weekly VRDNs (Ohio HFA)/(GNMA COL)/(State Street Corp. LIQ)	29,646,929
22,295,000		Cuyahoga County, OH, Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)	22,295,000
4,355,000		Franklin County, OH, Mortgage Revenue, (Series 2000F) Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	4,355,000
13,195,000		Franklin County, OH, Hospital Revenue Bonds (Series 1995) Weekly VRDNs (Holy Cross Health System)/(J.P. Morgan Chase Bank LIQ)	13,195,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Ohio--continued
$9,485,000		Hamilton County, OH, Hospital Facilities Authority, (Series 1997F) Weekly VRDNs (Health Alliance of Greater Cincinnati)/(MBIA INS)/(Credit Suisse First Boston LIQ)	$9,485,000
3,000,000		Huber Heights, OH, IDRB (Series 1999) Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC)	3,000,000
14,150,000		Marion County, OH, Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	14,150,000
7,700,000		New Albany, OH Community Authority, (Series B) Weekly VRDNs (Bank One N.A. (Ohio) LOC)	7,700,000
3,000,000		Ohio Solid Waste Facility, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(BP Amoco PLC GTD)	3,000,000
3,365,000		Ohio State Higher Education Facility, Weekly VRDNs (Wilberforce College)/(Fifth Third Bank, Cincinnati LOC)	3,365,000
9,995,000		Ohio State Turnpike Commission, Class A Certificates (Series 2002-200) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ)	9,995,000
6,600,000		Ohio State Turnpike Commission, Morgan Stanley Floater Certificates (Series 1998-71), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	6,600,000
2,000,000		Ohio State University, General Receipts, (Series 1999 B2) Weekly VRDNs	2,000,000
15,505,000		Stow, OH, 2.50% BANs, 5/14/2003	15,548,966

		TOTAL	171,796,703

		Oklahoma--0.1%
2,295,000		Claremore, OK, IDA Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank of NC, N.A. LOC)	2,295,000

		Pennsylvania--0.3%
3,000,000		Allentown, PA, Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank of NC, N.A. LOC)	3,000,000
1,075,000		Erie County, PA, IDA, Multi Mode Revenue Refunding Bonds Weekly VRDNs (Corry Manor, Inc.)/(PNC Bank, N.A. LOC)	1,075,000
2,000,000		Montgomery County, PA, IDA Weekly VRDNs (Plymouth Woods)/(PNC Bank, N.A. LOC)	2,000,000
800,000		Pennsylvania EDFA, (Series 1995E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC)	800,000

		TOTAL	6,875,000

		South Carolina--0.8%
11,010,000		Piedmont Municipal Power Agency, SC, MERLOTS (Series 2000 A5) Weekly VRDNs, (MBIA INS)/(Wachovia Bank of NC, N.A. LIQ)	11,010,000
7,500,000		Greer, SC, Combined Utility System, MERLOTS (Series 2002 A-30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank of NC, N.A. LIQ)	7,500,000

		TOTAL	18,510,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		South Dakota--0.4%
$4,120,000		South Dakota EDFA, (Series 1998) Weekly VRDNs (FIMCO, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	$4,120,000
5,175,000		South Dakota Housing Development Authority, MERLOTS (Series 2001 A32), Weekly VRDNs (Wachovia Bank of NC, N.A. LIQ)	5,175,000

		TOTAL	9,295,000

		Tennessee--2.2%
13,000,000		Chattanooga, TN, HEFA Weekly VRDNs (McCallie School)/(SunTrust Bank LOC)	13,000,000
9,200,000		Jefferson City, TN, HEFA, (Series 2001) Weekly VRDNs (Carson-Newman College)/(SunTrust Bank LOC)	9,200,000
1,820,000		Montgomery Co, TN, Public Building Authority, Pooled Financing Revenue Bonds (Series 1996) Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC)	1,820,000
3,785,000		Sevier County, TN, Public Building Authority, (Series IV-B-11) Daily VRDNs (Overton County, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	3,785,000
2,840,000		Sevier County, TN, Public Building Authority, (Series IV-D-1) Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	2,840,000
4,995,000		Shelby County, TN, Health Education & Housing Facilities Board, PUTTERs (Series 2002-254) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase Bank LOC)	4,995,000
155,000		Washington County, TN, IDB, (Series 1996) Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	155,000
3,875,000		Williamson County, TN, (Series 2000) Weekly VRDNs (Brentwood Academy)/(Amsouth Bank N.A., Birmingham LOC)	3,875,000
12,800,000		Wilson County, TN, Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC)	12,800,000

		TOTAL	52,470,000

		Texas--10.2%
10,000,000		ABN AMRO MuniTOPS Certificates Trust (Non-AMT Multistate), (Series 1998-24) Weekly VRDNs (Barbers Hill, TX Independent School District)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)	10,000,000
6,695,000		Austin, TX Water and Wastewater System, MERLOTS (Series 2002-A1) Weekly VRDNs (FSA INS)/(Wachovia Bank of NC, N.A. LIQ)	6,695,000
18,245,000		Austin, TX, MERLOTS (Series 2000 A3), Weekly VRDNs (MBIA INS)/(Wachovia Bank of NC, N.A. LIQ)	18,245,000
8,000,000		Brazoria County, TX, HFDC, (Series 1999) Weekly VRDNs (Brazosport Memorial Hospital)/(J.P. Morgan Chase Bank LOC)	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Texas--continued
$900,000		Corpus Christi, TX, IDC Weekly VRDNs (Grainger (W.W.), Inc.)	$900,000
6,200,000		Harris County, TX, HFDC, Trust Receipts (Series 1999 FR/RI-A53) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	6,200,000
955,000		Harris County, TX, IDC, (Series 1985) Weekly VRDNs (Grainger (W.W.), Inc.)	955,000
2,700,000		Houston, TX, Higher Education Finance Corp., (Series 2000) Weekly VRDNs (Houston Baptist University Project)/(J.P. Morgan Chase Bank LOC)	2,700,000
20,075,000		Houston, TX, Water & Sewer System, Class A Certificates (Series 2002-187) Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	20,075,000
3,100,000		Irving, TX, Independent School District Bonds (Texas Permanent School Fund Guarantee Program GTD), 2/15/2003	3,076,619
340,000		Liberty County, TX, IDA Weekly VRDNs (Insteel Industries, Inc.)/(Wachovia Bank of NC, N.A. LOC)	340,000
20,415,000		Lubbock County, TX, Hospital District, Trust Receipts (Series 2002 FR/RI-F5) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	20,415,000
1,230,000		North Richland Hills, TX, IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC)	1,230,000
32,000,000		San Antonio, TX, Electric & Gas, MERLOTS (Series 2002-A53) Weekly VRDNs (FSA INS)/(Wachovia Bank of NC, N.A. LIQ)	32,000,000
3,500,000		Splendora, TX Higher Education Facilities Corp., (Series 2001) Weekly VRDNs (Oak Cliff Bible Fellowship)/(Bank of America N.A. LOC)	3,500,000
10,000,000		Texas Small Business IDC, (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(KBC Bank N.V. LOC)	10,000,000
65,000,000	[1]	Texas State, (Series 2002 FR/RI N1J), 1.40% TOBs (Bank of New York LIQ), Optional Tender 12/11/2002	65,000,000
25,000,000		Texas State, (Series 2002 FR/RI-L23J) Weekly VRDNs (Lehman Brothers, Inc. LIQ)	25,000,000
12,000,000		Waco, TX, Educational Finance Corp., (Series 2002A) Weekly VRDNs (Baylor University)/(XLCA INS)/(Dexia Credit Local LIQ)	12,000,000

		TOTAL	246,331,619

		Utah--0.1%
3,200,000		Salt Lake City, UT Water Conservancy District, (Series 1992A) (AMBAC INS), 10/1/2003	3,147,811

		Virginia--2.1%
930,000		Alexandria, VA, IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	930,000
4,000,000		Alexandria, VA, Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Virginia--continued
$5,000,000		Falls Church, VA, IDA, (Series 1985), 2.20% TOBs (Kaiser Permanente), Mandatory Tender 11/1/2002	$5,000,000
15,000,000	[1]	Harrisonburg, VA, Redevelopment & Housing Authority, (PT-485), 1.80% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 3/6/2003	15,000,000
3,150,000		James City County, VA, IDA, (Series 1997) Weekly VRDNs (Riverside Health System-Patriots Colony)	3,150,000
1,785,000		Newport News, VA, EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	1,785,000
4,000,000		Roanoke, VA, IDA, (Series 2002E) Daily VRDNs (Carilion Health System)/(Suntrust Bank LOC)	4,000,000
8,145,000		Virginia State Housing Development Authority, Roaring Forks Certificates (Series 2000-21) Weekly VRDNs (Bank of New York LIQ)	8,145,000
3,575,000		Virginia State Public Building Authority, Floater Certificates (Series 1998-131) Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	3,575,000
4,000,000		Williamsburg, VA, IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC)	4,000,000

		TOTAL	49,585,000

		Washington--1.1%
2,600,000		Everett, WA, Weekly VRDNs (Bank of America N.A. LOC)	2,600,000
9,910,000		Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A42), Weekly VRDNs (FSA INS)/(Wachovia Bank of NC, N.A. LIQ)	9,910,000
13,250,000		Tacoma, WA, Housing Authority, (Series 2001) Weekly VRDNs (South Hill Associates LP)/(FNMA LOC)	13,250,000

		TOTAL	25,760,000

		West Virginia--0.2%
5,000,000		Marshall County, WV, PCR (Series 1992) Weekly VRDNs (PPG Industries, Inc.)	5,000,000

		Wisconsin--1.0%
2,650,000		Combined Locks, WI, Revenue Refunding Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Bank of Nova Scotia LOC)	2,650,000
11,000,000		Franklin, WI, Community Development Authority, (Series 2002) Weekly VRDNs (Indian Community School of Milwaukee, Inc.)/(Bank One, Wisconsin N.A. LOC)	11,000,000
360,000		Spooner, WI, (Series 1994) Weekly VRDNs (Nash Finch Co.)/(U.S. Bank N.A., Cincinnati LOC)	360,000
2,075,000		Superior, WI, (Series 1998) Weekly VRDNs (Partridge River Superior, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,075,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Wisconsin--continued
$1,790,000		Wisconsin State HEFA, (Series 1997) Weekly VRDNs (16th Street Community Health Center, Inc.)/(Bank One, Wisconsin N.A. LOC)	$1,790,000
5,805,000		Wisconsin State HEFA, (Series 1997) Weekly VRDNs (Cedar Crest, Inc.)/(Bank One, Wisconsin N.A. LOC)	5,805,000

		TOTAL	23,680,000

		Wyoming--0.2%
3,290,000		Converse County, WY, PCR Refunding Bonds (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of New York LIQ)	3,290,000
2,100,000		Sweetwater County, WY, IDA, PCR Refunding Bonds (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of New York LIQ)	2,100,000

		TOTAL	5,390,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$2,406,611,431

Securities that are subject to the alternative minimum tax represent 17.3% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At September 30, 2002, these securities amounted to $232,045,076 which represents 9.6% of net assets.

2 Also represents cost for federal tax purposes.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At September 30, 2002, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
97.4%	2.6%

Note: The categories of investments are shown as a percentage of net assets ($2,407,547,391) at September 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB(s)	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
SFM	--Single Family Mortgage
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
XLCA	--XLCA Insurance Corporation

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,406,611,431
Cash		296,220
Income receivable		8,556,143
Receivable for shares sold		40,000

TOTAL ASSETS		2,415,503,794

Liabilities:
Payable for investments purchased	$6,805,209
Income distribution payable	879,510
Accrued expenses	271,684

TOTAL LIABILITIES		7,956,403

Net assets for 2,407,572,926 shares outstanding		$2,407,547,391

Net Assets Consist of:
Paid in capital		$2,407,523,958
Accumulated net realized gain on investments		23,433

TOTAL NET ASSETS		$2,407,547,391

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$1,991,031,002 ÷ 1,990,951,759 shares outstanding		$1.00

Institutional Service Shares:
$416,516,389 ÷ 416,621,167 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2002 (unaudited)

Investment Income:
Interest			$19,742,917

Expenses:
Investment adviser fee		$5,947,727
Administrative personnel and services fee		894,538
Custodian fees		62,466
Transfer and dividend disbursing agent fees and expenses		539,537
Directors'/Trustees' fees		9,516
Auditing fees		5,948
Legal fees		25,560
Portfolio accounting fees		55,984
Shareholder services fee--Investment Shares		2,503,397
Shareholder services fee--Institutional Service Shares		470,467
Share registration costs		49,440
Printing and postage		70,183
Insurance premiums		1,190
Miscellaneous		6,528

TOTAL EXPENSES		10,642,481

Waivers:
Waiver of investment adviser fee	$(567,701)
Waiver of transfer and dividend disbursing agent fees and expenses	(24,311)
Waiver of shareholder services fee--Investment Shares	(1,001,358)
Waiver of shareholder services fee--Institutional Service Shares	(470,467)

TOTAL WAIVERS		(2,063,837)

Net expenses			8,578,644

Net investment income			11,164,273

Net realized gain on investments			32,967

Change in net assets resulting from operations			$11,197,240

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2002	Year Ended 3/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,164,273	$41,142,695
Net realized gain (loss) on investments	32,967	(2,168)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,197,240	41,140,527

Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(9,177,108)	(33,653,190)
Institutional Service Shares	(1,987,165)	(7,489,505)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,164,273)	(41,142,695)

Share Transactions:
Proceeds from sale of shares	3,046,486,036	5,880,925,859
Net asset value of shares issued to shareholders in payment of distributions declared	9,712,375	36,235,564
Cost of shares redeemed	(3,043,424,572)	(5,833,741,343)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,773,839	83,420,080

Change in net assets	12,806,806	83,417,912

Net Assets:
Beginning of period	2,394,740,585	2,311,322,673

End of period	$2,407,547,391	$2,394,740,585

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Investment Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2002	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.02	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.46%[4]	1.77%	3.52%	2.89%	2.83%	3.10%

Ratios to Average Net Assets:

Expenses	0.74%[5]	0.74%	0.74%	0.74%	0.74%	0.73%

Net investment income	0.92%[5]	1.72%	3.46%	2.86%	2.78%	3.04%

Expense waiver/reimbursement[6]	0.15%[5]	0.15%	0.18%	0.17%	0.16%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,991,031	$2,012,410	$1,909,380	$1,800,938	$1,771,606	$1,646,267

1 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Amount represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This return represents a six-month period.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2002	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.04	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.54%[3]	1.92%	3.67%	3.04%	2.98%	3.25%

Ratios to Average Net Assets:

Expenses	0.59%[4]	0.59%	0.59%	0.59%	0.59%	0.58%

Net investment income	1.07%[4]	1.86%	3.60%	3.03%	2.93%	3.19%

Expense waiver/reimbursement[5]	0.30%[4]	0.30%	0.33%	0.32%	0.31%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$416,516	$382,331	$401,942	$311,752	$273,583	$284,124

1 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This return represents a six-month period.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Tax-Free Instruments Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principle.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At March 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $11,549, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$5,562

2009	3,936

2010	2,051

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At September 30, 2002, capital paid-in aggregated $2,396,796,240. Transactions in shares were as follows:

	Six Months Ended 9/30/2002	Year Ended 3/31/2002
Investment Shares:
Shares sold	2,667,721,254	5,180,224,836
Shares issued to shareholders in payment of distributions declared	9,280,953	34,507,352
Shares redeemed	(2,698,410,754)	(5,111,700,677)

NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(21,408,547)	103,031,511

	Six Months Ended 9/30/2002	Year Ended 3/31/2002
Institutional Service Shares:
Shares sold	378,764,782	700,701,023
Shares issued to shareholders in payment of distributions declared	431,422	1,728,212
Shares redeemed	(345,013,818)	(722,040,666)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	34,182,386	(19,611,431)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	12,773,839	83,420,080

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six-months ended September 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,882,199,000 and $2,329,734,144, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N187
Cusip 60934N195

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8110107 (11/02)